Derivative financial instruments and Short positions (Details 11) - Assets - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Object of Hedge
Adjustment to Market	R$ 968,329	R$ 364,434
Fair Value	36,985,493	24,779,831
Securities - Available for Sale Government Securities
Object of Hedge
Adjustment to Market	937,017	364,434
Fair Value	36,377,478	24,779,831
Securities - Available for Sale Government Securities | National Treasury Bills - LTN
Object of Hedge
Adjustment to Market	357,330	219,611
Fair Value	24,650,965	13,893,932
Securities - Available for Sale Government Securities | National Treasury Notes - NTN F
Object of Hedge
Adjustment to Market	517,063	144,823
Fair Value	10,510,482	10,885,899
Private Securities
Object of Hedge
Adjustment to Market	31,312	0
Fair Value	608,015	0
Private Securities | Debentures
Object of Hedge
Adjustment to Market	31,312	0
Fair Value	R$ 608,015	R$ 0